UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5076

Tax Exempt California Money Market Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Tax-Exempt California Money Market Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.8%
California 96.1%
ABN AMRO, Munitops Certificates Trust, Series 2005-43, 144A, 3.53% *, 8/1/2013 (a)	4,690,000	4,690,000
Alameda Contra Costa, CA, School Financing Authority, Certificates of Participation, Capital Improvements Financing Projects, Series C, 3.53% *, 7/1/2025, Bank of Nova Scotia (b)	140,000	140,000
Alameda Corridor, CA, Transportation Authority Revenue, Series PZ-72, 144A, 3.57% *, 10/1/2019 (a)	6,780,000	6,780,000
California, Community College Financing Authority, Series A, 4.0%, 6/30/2006 (a)	2,000,000	2,013,263
California, East Bay Water Authority, 2.8%, 1/12/2006	3,100,000	3,100,000
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series R-411CE, 144A, 3.57% *, 6/1/2045	5,000,000	5,000,000
California, Housing Finance Agency Revenue, Series D, AMT, 3.55% *, 8/1/2033 (a)	2,290,000	2,290,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, AMT, 3.58% *, 2/1/2037	4,770,000	4,770,000
Series C, AMT, 3.58% *, 8/1/2037	1,800,000	1,800,000
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	3,000,000	3,020,852
California, State Department Water Resources, Power Supply Revenue:
Series F-1, 3.19% *, 5/1/2019, Lloyds TSB Bank PLC (b)	1,000,000	1,000,000
Series F-2, 3.21% *, 5/1/2020, JPMorgan Chase Bank (b)	2,000,000	2,000,000
Series C-14, 3.5% *, 5/1/2022, Westdeutsche Landesbank (b)	1,115,000	1,115,000
Series C-7, 3.53% *, 5/1/2022 (a)	5,500,000	5,500,000
Series C-1, 3.55% *, 5/1/2022, Dexia Credit Local (b)	1,700,000	1,700,000
Series M5J-D, 144A, 3.58% *, 5/1/2012 (a)	2,000,000	2,000,000
Series B-1, 3.7% *, 5/1/2022, Bank of New York (b)	500,000	500,000
Series B-5, 3.72% *, 5/1/2022, Bayerische Landesbank (b)	2,800,000	2,800,000
California, State Economic Recovery:
Series C-9, 3.65% *, 7/1/2023, Bank of Nova Scotia (b)	650,000	650,000
Series C-7, 3.75% *, 7/1/2023, BNP Paribas (b)	800,000	800,000
California, State General Obligation:
Series C-4, 3.5% *, 5/1/2033, Landesbank Hessen-Thuringen (b)	2,700,000	2,700,000
Series PT-1555, 144A, 3.53% *, 10/1/2010 (a)	1,200,000	1,200,000
California, State Revenue Anticipation Notes, 4.5%, 6/30/2006	4,000,000	4,028,428
California, Statewide Communities Development Authority, Multi-Family Revenue, Avian Glen Apartments Project, Series B, AMT, 3.58% *, 8/1/2039, Citibank NA (b)	2,000,000	2,000,000
California, Statewide Communities Development Authority, Multi-Family Revenue, Housing Village at Shaw Apartments, Series E, AMT, 3.59% *, 11/15/2035	3,000,000	3,000,000
California, Statewide Financing Authority Revenue, Tobacco Settlement, Series PA-1287, 144A, 3.59% *, 5/1/2037	2,500,000	2,500,000
California, Weekly Kindergarten University, General Obligation, Series A-9, 3.5% *, 5/1/2034, Citibank NA (b)	300,000	300,000
Fremont, CA, Certificates of Participation, Capital Improvement Financing Project, 3.5% *, 8/1/2030, Scotiabank (b)	150,000	150,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments, Series A, AMT, 3.54% *, 3/15/2033	1,800,000	1,800,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 3.55% *, 10/1/2023, Bank of America NA (b)	8,440,000	8,440,000
Los Angeles County, CA, Capital Asset Lease Revenue:
2.74%, 1/3/2006	4,000,000	4,000,000
3.1%, 1/10/2006	2,500,000	2,500,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	4,000,000	4,028,068

Los Angeles, CA, Unified School District:
Series B-12, 144A, 3.53% *, 1/1/2027 (a)	1,000,000	1,000,000
Series SG-162, 144A, 3.53% *, 1/1/2028 (a)	1,400,000	1,400,000
144A, 3.54% *, 1/1/2028 (a)	1,400,000	1,400,000
Los Angeles, CA, Water and Power Revenue:
Series B-5, 3.55% *, 7/1/2034	3,100,000	3,100,000
Series B-7, 3.55% *, 7/1/2034	1,200,000	1,200,000
Series B-3, 3.73% *, 7/1/2034	1,060,000	1,060,000
Orange County, CA, Municipal Water District, 2.75%, 1/9/2006	2,800,000	2,800,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue, Chesapeake Commons, Series C, AMT, 3.54% *, 2/15/2031	500,000	500,000
Sacramento County, CA, Housing Authority, Multi-Family Revenue, Sierra Sunrise Senior Apartments, Series D, AMT, 3.58% *, 7/1/2036, Citibank NA (b)	5,241,000	5,241,000
Sacramento, CA, Housing Authority, Multi-Family Revenue, Freemont Mews Apartments, Series D, AMT, 3.52% *, 11/1/2038, Wachovia Bank NA (b)	800,000	800,000
San Bernardino, CA, Certificates of Participation, Medical Center Financing Project, 3.32% *, 8/1/2026 (a)	100,000	100,000
San Diego County, CA, Water Authority:
Series 1, 2.75%, 1/20/2006	3,500,000	3,500,000
Series 1, 3.14%, 11/1/2006	2,000,000	2,000,000
San Diego, CA, Water Authority, ABN AMRO Munitops Certificates Trust, Series 1998-10, 144A, 3.52% *, 7/5/2006 (a)	650,000	650,000
San Francisco, CA, Bay Area, Rapid Transportation District, Sales Tax Revenue, Series PA-572, 144A, 3.53% *, 1/1/2008 (a)	2,250,000	2,250,000
San Francisco, CA, City & County, 3.12%, 1/9/2006	2,000,000	2,000,000
San Francisco, CA, City & County, International Airport Revenue, Series SG-88, 144A, 3.53%*, 5/1/2021	5,700,000	5,700,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B-20, 144A, 3.53% *, 10/1/2022 (a)	2,000,000	2,000,000
San Francisco, CA, City & County, Redevelopment Agency, Multi-Family Housing Revenue, Derek Silva Community, Series D, AMT, 3.54% *, 12/1/2019, Citibank NA (b)	1,000,000	1,000,000
San Jose, CA, Multi-Family Housing Revenue, Almanden Lake Village Apartments, Series A, AMT, 3.54% *, 3/1/2032	500,000	500,000
Southern California, Metropolitan Water District, Waterworks Revenue, Series B, 3.45% *, 7/1/2028	1,500,000	1,500,000
Triunfo County, CA, Sanitation District Revenue, 3.58% *, 6/1/2019, BNP Paribas (b)	190,000	190,000

		128,206,611
Puerto Rico 3.7%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.51% *, 10/1/2008	5,000,000	5,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 133,206,611)	99.8	133,206,611
Other Assets and Liabilities, Net	0.2	259,936

Net Assets	100.0	133,466,547

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2005.

(a)		Bond is insured by one of these companies

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	5.1
Financial Guaranty Insurance Company	4.1
Financial Security Assurance, Inc.	10.9
MBIA Corporation	4.9

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund, a series of Tax Exempt California Money Market Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt California Money Market Fund, a series of Tax Exempt California Money Market Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006